SCHEDULE OF CONSOLIDATED SUBSIDIARIES AND EQUITY (Details) - Equity Investees Interest [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ILA Fund I, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
International Land Alliance, S.A. de C.V. (ILA Mexico) [Member]
State or Other Jurisdiction of Incorporation or Organization	Mexico	Mexico
Attributable Interest	100.00%	100.00%
Emerald Grove Estates, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	California	California
Attributable Interest	100.00%	100.00%
Oasis Park Resort, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
Plaza Bajamar, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
Plaza Valle Divino, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
Rancho Costa Verde Development, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Nevada	Nevada
Attributable Interest	100.00%	100.00%